Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Debentures [Abstract]
Subordinated Debentures

NOTE 12 - SUBORDINATED DEBENTURES

On July 31, 2010, the Company completed a private placement of subordinated promissory notes that totaled $12,062,011. The notes initially bear interest at a rate of 9% per annum payable semiannually on April 5th and October 5th and are callable by the Company four years after the date of issuance and mature 10 years from the date of issuance. After October 5, 2014 and until maturity, the notes bear interest at a rate equal to the current Prime Rate in effect, as published by the Wall Street Journal, plus 3%; provided, that the rate of interest shall not be less than 8% per annum or more than 12% per annum. The subordinated notes have been structured to fully count as Tier 2 regulatory capital on a consolidated basis.

The Company may be required to defer interest payments on the subordinated promissory notes in the future given the diminished liquidity levels of the Company.